Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Cash and cash equivalents
Cash in banks		$ 9,543,860		$ 6,907,295
Short-term investments		5,558,131		3,068,618
Restricted funds held in trust related to debt service reserves		147,415		91,040
Cash on hand		5,470		36,432
Total cash, cash equivalents and restricted cash	$ 741,122	$ 15,254,876	$ 490,849	$ 10,103,385	$ 7,979,972	$ 5,862,942